Commitments and Contingencies - Minimum Commitments to Gather before Other Owner Contributions (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Dubach [Member]
Other Commitments [Line Items]
2015	$ 13,671
2016	13,709
2017	13,671
2018	12,772
Total	53,823
Dubberly [Member]
Other Commitments [Line Items]
2015	11,393
2016	11,424
2017	11,393
2018	10,643
Total	$ 44,853